Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016		Mar. 31, 2015
FSA's requirements applicable to Japanese banking institutions, effective March 31, 2016 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%
Capital conservation buffer	0.625%
Countercyclical buffer
G-SIB surcharge	0.375%
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 17,941,819		¥ 17,552,332	[1],[2]
Total capital (to risk-weighted assets): Actual ratio	16.01%		15.62%	[1],[2]
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 14,839,297		¥ 14,130,341	[1],[3]
Tier 1 capital (to risk-weighted assets): Actual ratio	13.24%		12.58%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 13,039,875	[4]	¥ 12,466,619	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	11.63%	[4]	11.09%	[1],[5]
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 8,965,148		¥ 8,985,223	[1],[2]
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%	[1],[2]
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,723,861		¥ 6,738,917	[1],[3]
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%		6.00%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,042,896	[4]	¥ 5,054,188	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%	[4]	4.50%	[1],[5]
Consolidated, MUFG [Member] | FSA's requirements applicable to Japanese banking institutions, effective March 31, 2016 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	0.625%
Countercyclical buffer
G-SIB surcharge	0.375%
Consolidated, MUFG [Member] | Previously Reported [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual ratio			15.68%
Tier 1 capital (to risk-weighted assets): Actual ratio			12.62%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			11.14%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes			¥ 8,952,125
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			6,714,094
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			5,035,570
Consolidated, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 14,013,211		¥ 13,730,706	[1],[2]
Total capital (to risk-weighted assets): Actual ratio	15.66%		15.45%	[1],[2]
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 11,375,227		¥ 10,848,856	[1],[3]
Tier 1 capital (to risk-weighted assets): Actual ratio	12.71%		12.21%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 9,917,731		¥ 9,571,860	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	11.08%		10.77%	[1],[5]
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 7,156,528		¥ 7,105,250	[1],[2]
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%	[1],[2]
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,367,396		¥ 5,328,937	[1],[3]
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%		6.00%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,025,547		¥ 3,996,703	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%		4.50%	[1],[5]
Consolidated, BTMU [Member] | Previously Reported [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual ratio			15.61%
Tier 1 capital (to risk-weighted assets): Actual ratio			12.33%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			10.88%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes			¥ 7,034,576
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			5,275,932
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			3,956,949
Consolidated, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,371,081		¥ 2,336,773
Total capital (to risk-weighted assets): Actual ratio	19.97%		19.15%
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,996,600		¥ 1,861,451
Tier 1 capital (to risk-weighted assets): Actual ratio	16.82%		15.26%
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,900,637		¥ 1,793,578
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	16.01%		14.70%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 949,464		¥ 975,763
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 712,098		¥ 731,822
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%		6.00%
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 534,074		¥ 548,867
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%		4.50%
Stand-alone, BTMU [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 12,833,360		¥ 12,466,987	[1],[2]
Total capital (to risk-weighted assets): Actual ratio	17.51%		17.03%	[1],[2]
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 10,446,709		¥ 9,791,887	[1],[3]
Tier 1 capital (to risk-weighted assets): Actual ratio	14.25%		13.38%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 9,019,479		¥ 8,611,200	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	12.30%		11.76%	[1],[5]
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,862,233		¥ 5,854,120	[1],[2]
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%	[1],[2]
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,396,675		¥ 4,390,590	[1],[3]
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%		6.00%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,297,506		¥ 3,292,943	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%		4.50%	[1],[5]
Stand-alone, BTMU [Member] | Previously Reported [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual ratio			17.23%
Tier 1 capital (to risk-weighted assets): Actual ratio			13.54%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			11.90%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes			¥ 5,785,339
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			4,339,004
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			3,254,253
Stand-alone, MUTB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,358,700		¥ 2,318,909	[1],[2]
Total capital (to risk-weighted assets): Actual ratio	21.08%		19.11%	[1],[2]
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,952,951		¥ 1,803,581	[1],[3]
Tier 1 capital (to risk-weighted assets): Actual ratio	17.45%		14.86%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,855,526		¥ 1,736,419	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	16.58%		14.31%	[1],[5]
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 895,049		¥ 970,714	[1],[2]
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%	[1],[2]
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 671,286		¥ 728,035	[1],[3]
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	6.00%		6.00%	[1],[3]
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 503,465		¥ 546,027	[1],[5]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.50%		4.50%	[1],[5]
Stand-alone, MUTB [Member] | Previously Reported [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual ratio			19.16%
Tier 1 capital (to risk-weighted assets): Actual ratio			14.90%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			14.35%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes			¥ 967,936
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			725,952
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes			¥ 544,464

[1]	The revisions reflect corrections of errors in the risk weighting applied to certain assets, mostly residential mortgage loans, and certain other adjustments made under Basel I standards to obtain amounts that were used for floor adjustments in determining the amounts of risk-weighted assets of MUFG, BTMU and MUTB under Basel III standards. Although these revisions did not affect our compliance with the applicable Japanese regulatory capital requirements, MUFG, BTMU and MUTB voluntarily revised the information previously submitted to the FSA and publicly announced the revisions.
[2]	Total capital ratio for MUFG as of March 31, 2015 has been revised from 15.68% to 15.62% on a consolidated basis. Total capital ratio for BTMU as of March 31, 2015 has been revised from 15.61% to 15.45% on a consolidated basis and 17.23% to 17.03% on a stand-alone basis. Total capital ratio for MUTB as of March 31, 2015 has been revised from 19.16% to 19.11% on a stand-alone basis. Required Total capital amount for MUFG as of March 31, 2015 has been revised from ¥8,952,125 million to ¥8,985,223 million on a consolidated basis. Required Total capital amount for BTMU as of March 31, 2015 has been revised from ¥7,034,576 million to ¥7,105,250 million on a consolidated basis and ¥5,785,339 million to ¥5,854,120 million on a stand-alone basis. Required Total capital amount for MUTB as of March 31, 2015 has been revised from ¥967,936 million to ¥970,714 million on a stand-alone basis.
[3]	Tier 1 capital ratio for MUFG as of March 31, 2015 has been revised from 12.62% to 12.58% on a consolidated basis. Tier 1 capital ratio for BTMU as of March 31, 2015 has been revised from 12.33% to 12.21% on a consolidated basis and 13.54% to 13.38% on a stand-alone basis. Tier 1 capital ratio for MUTB as of March 31, 2015 has been revised from 14.90% to 14.86% on a stand-alone basis. Required Tier 1 capital amount for MUFG as of March 31, 2015 has been revised from ¥6,714,094 million to ¥6,738,917 million on a consolidated basis. Required Tier 1 capital amount for BTMU as of March 31, 2015 has been revised from ¥5,275,932 million to ¥5,328,937 million on a consolidated basis and ¥4,339,004 million to ¥4,390,590 million on a stand-alone basis. Required Tier 1 capital amount for MUTB as of March 31, 2015 has been revised from ¥725,952 million to ¥728,035 million on a stand-alone basis.
[4]	Effective March 31, 2016, the FSA's capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 0.625% and a G-SIB surcharge of 0.375% as of March 31, 2016. As of the same date, the countercyclical buffer applicable to MUFG is nil.
[5]	Common Equity Tier 1 capital ratio for MUFG as of March 31, 2015 has been revised from 11.14% to 11.09% on a consolidated basis. Common Equity Tier 1 capital ratio for BTMU as of March 31, 2015 has been revised from 10.88% to 10.77% on a consolidated basis and 11.90% to 11.76% on a stand-alone basis. Common Equity Tier 1 capital ratio for MUTB as of March 31, 2015 has been revised from 14.35% to 14.31% on a stand-alone basis. Required Common Equity Tier 1 capital amount for MUFG as of March 31, 2015 has been revised from ¥5,035,570 million to ¥5,054,188 million on a consolidated basis. Required Common Equity Tier 1 capital amount for BTMU as of March 31, 2015 has been revised from ¥3,956,949 million to ¥3,996,703 million on a consolidated basis and ¥3,254,253 million to ¥3,292,943 million on a stand-alone basis. Required Common Equity Tier 1 amount for MUTB as of March 31, 2015 has been revised from ¥544,464 million to ¥546,027 million on a stand-alone basis.